Share based Compensation (Tables)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Stock Based Compensation.
Black-Scholes stock option pricing model

	2019		2018
Expected life	4.0	years	4.0	years
Estimated volatility	119%		121%
Risk-free interest rate	1.70%-2.90%		2.01%-2.83%
Dividends	—		—

Share based compensation expense

	Year ended	Year ended
	August 31,	August 31,
	2019	2018
Shares issued for services	$263,000	$163,000
Employee stock options	369,000	200,000
Balance at August 31, 2019	$632,000	$363,000

Summary of option activity

	Options Outstanding and Exercisable
		Weighted
		Average	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
	Options	Life	Price
		(In years)

Balance, August 31, 2019	50,749	9.0	$95.20
Granted	-	-	-
Exercised	-	-	-
Forfeited	(7,343)	8.5	69.85
Balance at May 31, 2020	43,406	8.4	$99.55

	Options Outstanding and Exercisable
		Weighted
		Average	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
	Options	Life	Price
		(In years)
Balance, August 31, 2017	19,750	9.58	$184.80
Granted	23,719	10.0	$105.60
Exercised	—	—	$—
Forfeited	(9,750)	8.49	$154.80
Balance, August 31, 2018	33,719	9.77	$138.00
Granted	36,073	10.0	$63.60
Exercised	—	—	$—
Forfeited	(19,042)	8.06	$111.20
Balance at August 31, 2019	50,750	8.95	$95.20

Schedule of Option vesting activity

		Weighted	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
Options Vested	Options	Life	Price
		(In years)

Balance, August 31, 2019	10,291	8.0	$152.80
Vested	17,310	8.4	91.85
Exercised	-	-	-
Forfeited	(1,305)	5.2	140.09
Balance at May 31, 2020	26,296	7.9	$118.41

		Weighted	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
Options Vested	Options	Life	Price
		(In years)
Balance, August 31, 2017	—	—	$—
Vested	5,364	8.83	$184.80
Exercised	—	—	$—
Forfeited	(850)	8.54	$177.20
Balance, August 31, 2018	4,514	8.57	$182.40
Vested	7,410	—	$137.20
Exercised	—	—	$—
Forfeited	(1,633)	8.10	$164.40
Balance at August 31, 2019	10,291	8.04	$152.80

Summarizes of stock options outstanding

	Options Outstanding and Exercisable			Options Vested
		Weighted
		Average	Weighted		Weighted	Weighted
	Number	Remaining	Average	Number	Remaining	Average
	of	Contractual	Exercise	of	Contractual	Exercise
Exercise Prices	Options	Life	Price	Options	Life	Price
		(In years)			(In years)

$18.80‑$40.00	5,375	9.0	$24.35	758	9.0	$29.38
$40.01–$80.00	13,729	8.8	51.21	7,473	8.8	51.22
$80.01–$120.00	10,553	8.0	102.93	6,881	8.0	102.56
$120.01–$160.00	12,625	7.3	155.28	10,060	7.2	155.26
$160.01‑$391.60	1,124	7.1	391.60	1,124	7.1	391.60
	43,406	8.2	$99.55	26,296	7.9	$118.41

	Options Outstanding and Exercisable				Options Vested
		Weighted
		Average	Weighted		Weighted	Weighted
	Number	Remaining	Average	Number	Remaining	Average
	of	Contractual	Exercise	of	Contractual	Exercise
Exercise Prices	Options	Life	Price	Options	Life	Price
		(In years)			(In years)
$18.80‑40.00	8,125	9.77	$22.40	—	—	$—
$40.01–$80.00	15,761	9.59	$51.60	—	—	$—
$80.01–$120.00	12,864	8.67	$104.00	4,202	8.63	$105.20
$120.01–$160.00	12,625	8.04	$155.20	5,373	7.60	$158.40
$160.01‑$391.60	1,375	7.88	$391.60	716	7.88	$391.60
	50,750	8.95	$95.20	10,291	8.04	$152.80